Provision for credit losses	6 Months Ended
Jun. 30, 2014
Provision for credit losses
10 Provision for credit losses

in	6M14	6M13
Provision for credit losses (CHF million)
Provision for loan losses	22	32
Provision for lending-related and other exposures	1	5
Provision for credit losses	23	37